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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25 NOTIFICATION OF LATE FILING	OMB Number: 3235-0058 Expires: August 31, 2015 Estimated average burden hours per response . . . . . . 2.50
SEC FILE NUMBER 001-32922
CUSIP NUMBER 05356X809

(Check one):	☐ Form 10-K	☐ Form 20-F	☐ Form 11-K	☒ Form 10-Q	☐ Form 10-D
	☐ Form N-SAR	☐ Form N-CSR

	For Period Ended:	June 30, 2012
☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR
For the Transition Period Ended:

Read Instructions (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

Aventine Renewable Energy Holdings, Inc.
Full Name of Registrant

CP RS Holdings, Inc.
Former Name if Applicable

One Lincoln Centre, 5400 LBJ Freeway, Suite 450
Address of Principal Executive Office (Street and Number)

Dallas, Texas 75240
City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
☐	(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

Aventine Renewable Energy Holdings, Inc. (the “Company”) was, primarily as a result of a downtown in industry-wide margins, not in compliance with certain debt covenants under its revolving credit agreement and term loan agreement and was undergoing negotiations with its lenders to refinance or restructure such debt to provide greater liquidity for the Company, at the time the Company was required to file its Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2012 (the “Form 10-Q”).  Management expended considerable time and effort to determine the Company’s financing plans but remained uncertain about the Company’s future plans, including whether the Company would be able to successfully restructure its debt, and was unable to enter into and/or consummate, as applicable, definitive actions or agreements to enable the Company to complete all of the disclosure required in the Form 10-Q, including its financial statements, and have the Form 10-Q filed on the due date without unreasonable effort and expense.

The Company does not intend to file the Form 10-Q with the Securities and Exchange Commission (the “SEC”). As required by the terms of the Subscription Agreement dated as of September 24, 2012 among the Company and each of the subscribers identified on the signature pages thereto as “Subscribers,” the Company intends to file a Form 15 with the SEC shortly after the filing of this Form 12b-25 to deregister its common stock and to notify the SEC of the automatic suspension of its reporting obligations under the Securities and Exchange Act of 1934, as amended (the “Exchange Act”), that occurred on January 1, 2012 (or earlier) under Section 15(d) of the Exchange Act, pursuant to Rule 15d-6 thereunder.  As a result, the Company believes that at such time, or shortly thereafter, the common stock of the Company will no longer be eligible for quotation on the OTC Bulletin Board. The Company anticipates that its common stock may be quoted on the Pink Sheets following the Form 15 filing and anticipated delisting from OTC Bulletin Board, to the extent market makers commit to make a market in the Company’s shares. However, the Company can provide no assurance that trading in its common stock will continue.  The Company’s board of directors considered a number of factors in making this decision, including the following:

•      the dramatically increased costs, both direct and indirect, associated with the preparation and filing of the Company’s periodic reports with the SEC;

•      the Company had prior to and as of January 1, 2012 (and continues to have) fewer than 300 registered stockholders; and

•      the lack of analyst coverage and minimal liquidity for the Company’s common stock.

SEC 1344 (04-09)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification
	Calvin Stewart	(972)	953-9144
	(Name)	(Area Code)	(Telephone Number)

(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

			☒ Yes ☐ No

(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

			☐ Yes ☒ No

	If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Aventine Renewable Energy Holdings, Inc.

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:	October 4, 2012	By:	/s/ Calvin Stewart
		Name:	Calvin Stewart
		Title:	Chief Financial Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION
Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).